restructuring and other costs	6 Months Ended
Jun. 30, 2024
restructuring and other costs
restructuring and other costs
16	restructuring and other costs
(a)	Details of restructuring and other costs

With the objective of reducing ongoing costs, we incur associated incremental non-recurring restructuring costs, as discussed further in (b) following. We may also incur atypical charges when undertaking major or transformational changes to our business or operating models or post-acquisition business integration. In other costs, we include incremental atypical external costs incurred in connection with business acquisition or disposition activity; significant litigation costs in respect of losses or settlements; and adverse retrospective regulatory decisions.

Restructuring and other costs are presented in the Consolidated statements of income and other comprehensive income, as set out in the accompanying table.

	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Restructuring [1] (b)
Goods and services purchased	$41	$9	$138	$51
Employee benefits expense	79	95	199	143
	120	104	337	194
Other (c)
Goods and services purchased	1	4	2	6
Employee benefits expense	—	7	—	74
	1	11	2	80
Total
Goods and services purchased	42	13	140	57
Employee benefits expense	79	102	199	217
	$121	$115	$339	$274

1	For the three-month and six-month periods ended June 30, 2024, excludes real estate rationalization-related restructuring impairments of property, plant and equipment of $31 (2023 – $NIL) and $99 (2023 – $52), respectively, which are included in depreciation.

(b)	Restructuring provisions

Employee-related provisions and other provisions, as presented in Note 25, include amounts in respect of restructuring activities. In 2024, restructuring activities included ongoing and incremental efficiency initiatives, some of which involved personnel-related costs and rationalization of real estate. These initiatives were intended to improve our long-term operating productivity and competitiveness.

(c)	Other

During the three-month and six-month periods ended June 30, 2024, incremental external costs were incurred in connection with business acquisitions. In connection with business acquisitions, non-recurring atypical business integration expenditures that would be considered neither restructuring costs nor part of the fair value of the net assets acquired have been included in other costs.